PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and Equipment consist of the following:

	December 31, 2011	December 31, 2010
Construction in progress	$1,058,735	$911,087
Land	109,108	109,108
Office equipment	63,367	63,367
Furniture and fixtures	44,806	44,805
	1,276,016	1,128,367
Accumulated depreciation	(88,250)	(69,299)
	$1,187,766	$1,059,068